Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Schedule of Financing Expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Revenues
Change in fair value of derivatives, net			€ 3,156
Swap interest	270	206	110
Debentures interest and related expenses	4,696	2,604	2,753
Interest on loans	2,666	2,330	776
Consumer price index in Israel for loan	102	171
Bank charges and other commissions	585	210	180
Forward loss	513
Loss from exchange rate differences, net	2,045		3,586
Total financing expenses	€ 10,877	€ 5,521	€ 10,561